Cash and Bank Balances	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
12	CASH AND BANK BALANCES

	December 31, 2023	December 31, 2024
	RM	RM	US$
Cash and bank balances	4,637,260	35,214,258	7,877,205
Fixed deposit	-	1,000,000	223,694
Cash at share trading accounts	19	-	-
Total	4,637,279	36,214,258	8,100,899

Cash at share trading accounts are readily convertible to a known amount of cash which are subject to an insignificant risk of changes in value.

Fixed deposit bear interest at 3.2% (2023: Nil) per annum and mature in 30 (2023: Nil) days.

The currency profiles of the Company’s cash and cash equivalents at the end of the reporting date are as follows:

	December 31, 2023	December 31, 2024
	RM	RM
Singapore dollar	15,101	-
United States dollar	1,379,856	28,189,995